Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party payables
	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Employees and related expenses	458	531
Accrued expenses	74	75
	532	606

Schedule of transaction with related parties
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Salaries and related expenses	1,615	1,718	2,795
Share-based compensation	389	427	1,304
Professional Services	286	284	258
Research and development	36	36	36
	2,326	2,465	4,393